2. BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2020
Notes
2. BASIS OF PREPARATION

2.BASIS OF PREPARATION

Statement of Compliance

These consolidated financial statements have been prepared in accordance and compliance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are published at the time of preparation.

New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the September 30, 2020 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•Business combinations

Narrow-scope amendments to IFRS 3 were issued in October 2018 and apply to annual reporting periods beginning on or after January 1, 2020. The amendments clarify the definition of a business, provide guidance in determining whether an acquisition is a business combination or a combination of a group of assets, emphasize that the output of a business is to provide goods and services to customers and provide supplementary guidance.

•Presentation of financial statements

An amendment to IAS 1 was issued in January 2020 and applies to annual reporting periods beginning on or after January 1, 2023. The amendment clarifies the criterion for classifying a liability as non-current relating to the right to defer settlement of a liability for at least 12 months after the reporting period.

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.